Average Annual Total Returns - Voya Global Multi-Asset Fund	Class A 1 Yr	Class A 5 Yrs	Class A 10 Yrs	Class A Since Inception	Class A Inception Date	Class A After tax on distributions 1 Yr	Class A After tax on distributions 5 Yrs	Class A After tax on distributions 10 Yrs	Class A After tax on distributions Since Inception	Class A After tax on distributions with sale 1 Yr	Class A After tax on distributions with sale 5 Yrs	Class A After tax on distributions with sale 10 Yrs	Class A After tax on distributions with sale Since Inception	Class A S&P Target Risk® Growth Index 1 Yr		Class A S&P Target Risk® Growth Index 5 Yrs		Class A S&P Target Risk® Growth Index 10 Yrs		Class A S&P Target Risk® Growth Index Since Inception	Class A Bloomberg U.S. Aggregate Bond Index 1 Yr		Class A Bloomberg U.S. Aggregate Bond Index 5 Yrs		Class A Bloomberg U.S. Aggregate Bond Index 10 Yrs		Class A Bloomberg U.S. Aggregate Bond Index Since Inception	Class A MSCI EAFE® Index 1 Yr		Class A MSCI EAFE® Index 5 Yrs		Class A MSCI EAFE® Index 10 Yrs		Class A MSCI EAFE® Index Since Inception	Class A Russell 3000® Index 1 Yr		Class A Russell 3000® Index 5 Yrs		Class A Russell 3000® Index 10 Yrs		Class A Russell 3000® Index Since Inception	Class C 1 Yr	Class C 5 Yrs	Class C 10 Yrs	Class C Since Inception	Class C Inception Date	Class C S&P Target Risk® Growth Index 1 Yr		Class C S&P Target Risk® Growth Index 5 Yrs		Class C S&P Target Risk® Growth Index 10 Yrs		Class C S&P Target Risk® Growth Index Since Inception	Class C Bloomberg U.S. Aggregate Bond Index 1 Yr		Class C Bloomberg U.S. Aggregate Bond Index 5 Yrs		Class C Bloomberg U.S. Aggregate Bond Index 10 Yrs		Class C Bloomberg U.S. Aggregate Bond Index Since Inception	Class C MSCI EAFE® Index 1 Yr		Class C MSCI EAFE® Index 5 Yrs		Class C MSCI EAFE® Index 10 Yrs		Class C MSCI EAFE® Index Since Inception	Class C Russell 3000® Index 1 Yr		Class C Russell 3000® Index 5 Yrs		Class C Russell 3000® Index 10 Yrs		Class C Russell 3000® Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I S&P Target Risk® Growth Index 1 Yr		Class I S&P Target Risk® Growth Index 5 Yrs		Class I S&P Target Risk® Growth Index 10 Yrs		Class I S&P Target Risk® Growth Index Since Inception	Class I Bloomberg U.S. Aggregate Bond Index 1 Yr		Class I Bloomberg U.S. Aggregate Bond Index 5 Yrs		Class I Bloomberg U.S. Aggregate Bond Index 10 Yrs		Class I Bloomberg U.S. Aggregate Bond Index Since Inception	Class I MSCI EAFE® Index 1 Yr		Class I MSCI EAFE® Index 5 Yrs		Class I MSCI EAFE® Index 10 Yrs		Class I MSCI EAFE® Index Since Inception	Class I Russell 3000® Index 1 Yr		Class I Russell 3000® Index 5 Yrs		Class I Russell 3000® Index 10 Yrs		Class I Russell 3000® Index Since Inception	Class R6 1 Yr	Class R6 5 Yrs	Class R6 10 Yrs	Class R6 Since Inception	Class R6 Inception Date	Class R6 S&P Target Risk® Growth Index 1 Yr		Class R6 S&P Target Risk® Growth Index 5 Yrs		Class R6 S&P Target Risk® Growth Index 10 Yrs		Class R6 S&P Target Risk® Growth Index Since Inception	Class R6 Bloomberg U.S. Aggregate Bond Index 1 Yr		Class R6 Bloomberg U.S. Aggregate Bond Index 5 Yrs		Class R6 Bloomberg U.S. Aggregate Bond Index 10 Yrs		Class R6 Bloomberg U.S. Aggregate Bond Index Since Inception	Class R6 MSCI EAFE® Index 1 Yr		Class R6 MSCI EAFE® Index 5 Yrs		Class R6 MSCI EAFE® Index 10 Yrs		Class R6 MSCI EAFE® Index Since Inception	Class R6 Russell 3000® Index 1 Yr		Class R6 Russell 3000® Index 5 Yrs		Class R6 Russell 3000® Index 10 Yrs		Class R6 Russell 3000® Index Since Inception	Class W 1 Yr	Class W 5 Yrs	Class W 10 Yrs	Class W Since Inception	Class W Inception Date	Class W S&P Target Risk® Growth Index 1 Yr		Class W S&P Target Risk® Growth Index 5 Yrs		Class W S&P Target Risk® Growth Index 10 Yrs		Class W S&P Target Risk® Growth Index Since Inception	Class W Bloomberg U.S. Aggregate Bond Index 1 Yr		Class W Bloomberg U.S. Aggregate Bond Index 5 Yrs		Class W Bloomberg U.S. Aggregate Bond Index 10 Yrs		Class W Bloomberg U.S. Aggregate Bond Index Since Inception	Class W MSCI EAFE® Index 1 Yr		Class W MSCI EAFE® Index 5 Yrs		Class W MSCI EAFE® Index 10 Yrs		Class W MSCI EAFE® Index Since Inception	Class W Russell 3000® Index 1 Yr		Class W Russell 3000® Index 5 Yrs		Class W Russell 3000® Index 10 Yrs		Class W Russell 3000® Index Since Inception
Total	6.56%	7.46%	6.09%		Jan. 20, 2097	5.72%	6.35%	5.16%		3.96%	5.52%	4.55%		11.83%	[1]	9.25%	[1]	7.94%	[1]	[1]	7.51%	[2]	4.44%	[2]	3.84%	[2]	[2]	7.82%	[1]	7.45%	[1]	5.51%	[1]	[1]	20.89%	[2]	15.43%	[2]	13.79%	[2]	[2]	11.31%	7.94%	5.92%		Jun. 30, 2098	11.83%	[1]	9.25%	[1]	7.94%	[1]	[1]	7.51%	[2]	4.44%	[2]	3.84%	[2]	[2]	7.82%	[1]	7.45%	[1]	5.51%	[1]	[1]	20.89%	[2]	15.43%	[2]	13.79%	[2]	[2]	13.38%	9.00%	6.99%		Jan. 04, 2095	11.83%	[1]	9.25%	[1]	7.94%	[1]	[1]	7.51%	[2]	4.44%	[2]	3.84%	[2]	[2]	7.82%	[1]	7.45%	[1]	5.51%	[1]	[1]	20.89%	[2]	15.43%	[2]	13.79%	[2]	[2]	13.48%	8.83%	6.91%		Sep. 29, 2017	11.83%	[1]	9.25%	[1]	7.94%	[1]	[1]	7.51%	[2]	4.44%	[2]	3.84%	[2]	[2]	7.82%	[1]	7.45%	[1]	5.51%	[1]	[1]	20.89%	[2]	15.43%	[2]	13.79%	[2]	[2]	13.46%	9.02%	6.99%		Aug. 05, 2011	11.83%	[1]	9.25%	[1]	7.94%	[1]	[1]	7.51%	[2]	4.44%	[2]	3.84%	[2]	[2]	7.82%	[1]	7.45%	[1]	5.51%	[1]	[1]	20.89%	[2]	15.43%	[2]	13.79%	[2]	[2]

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[2]	The index returns do not reflect deductions for fees, expenses, or taxes.